Other employee benefits (Schedule of additional information about other employee benefit plans, balance by member group) - (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Employee Benefits [Line Items]
Closing defined benefit obligation	$ 116,696	$ 93,528	$ 107,829
Active members [Member]
Other Employee Benefits [Line Items]
Closing defined benefit obligation	60,801	47,249
Inactive members [Member]
Other Employee Benefits [Line Items]
Closing defined benefit obligation	$ 55,895	$ 46,279